UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-2396

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments

VCA-10

Schedule of Investments

as of September 30, 2018 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 4.6%
Boeing Co. (The)	14,899	$5,540,938
United Technologies Corp.	15,677	2,191,801

		7,732,739

Air Freight & Logistics — 0.9%
Fedex Corp.	6,146	1,479,895

Automobiles — 0.7%
Tesla Inc.*	4,237	1,121,831

Banks — 10.7%
Bank of America Corp.	114,344	3,368,574
BB&T Corp.	42,168	2,046,835
Citigroup, Inc.	31,646	2,270,284
JPMorgan Chase & Co.	49,528	5,588,740
PNC Financial Services Group, Inc. (The)	17,207	2,343,421
SunTrust Banks Inc.	16,396	1,095,089
Wells Fargo & Co.	27,623	1,451,865

		18,164,808

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	12,914	1,795,175
Celgene Corp.*	9,279	830,378

		2,625,553

Building Products — 0.3%
Johnson Controls International PLC	16,459	576,065

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	6,606	1,481,329

Chemicals — 1.8%
DowDuPont, Inc.	21,715	1,396,492
FMC Corp.	18,681	1,628,610

		3,025,102

Communication Equipment — 1.4%
Cisco Systems, Inc.	48,356	2,352,519

Consumer Finance — 2.1%
Capital One Financial Corp.	21,436	2,034,920
SLM Corp.*	140,035	1,561,390

		3,596,310

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	21,491	1,147,405

Electric Utilities — 2.9%
American Electric Power Co., Inc.	34,610	2,453,157
Exelon Corp.	54,900	2,396,934

		4,850,091

Electrical Equipment — 1.1%
Eaton Corp. PLC	6,821	591,585
Emerson Electric Co.	16,208	1,241,209

		1,832,794

Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.*	101,156	1,327,167

Energy Equipment & Services — 0.9%
Halliburton Co.	20,267	821,422
Schlumberger Ltd.	11,412	695,219

		1,516,641

Equity Real Estate Investment Trust (REITs) — 1.4%
American Campus Communities Inc.	23,244	956,723
American Tower Corp.	10,411	1,512,718

		2,469,441

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	24,826	2,331,410

Food Products — 2.0%
Conagra Brands, Inc.	47,284	1,606,238
Mondelez International, Inc. (Class A Stock)	41,122	1,766,601

		3,372,839

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	14,737	1,937,473

Health Care Providers & Service — 2.9%
Cigna Corp.	5,929	1,234,714
Laboratory Corp. of America Holdings*	10,556	1,833,366
UnitedHealth Group, Inc.	6,663	1,772,625

		4,840,705

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	21,833	1,392,290
Hyatt Hotels Corp. (Class A Stock)	11,487	914,250
Marriott International, Inc. (Class A Stock)	18,526	2,445,988
McDonald’s Corp.	7,458	1,247,649

		6,000,177

Household Products — 1.1%
Procter & Gamble Co. (The)	22,280	1,854,364

Insurance — 2.7%
Brighthouse Financial, Inc.*	19,126	846,134
Chubb Ltd. (Switzerland)	14,619	1,953,683
MetLife, Inc.	37,574	1,755,457

		4,555,274

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	1,713	3,431,139
Netflix, Inc.*	6,965	2,605,815

		6,036,954

Internet Software & Services — 6.8%
Alibaba Group Holding Ltd. (China), ADR*	13,940	2,296,754
Alphabet, Inc. (Class A Stock)*	3,631	4,382,908
eBay, Inc.*	23,774	785,017
Facebook, Inc. (Class A Stock)*	12,814	2,107,390
Tencent Holdings Ltd. (China), ADR	46,898	1,915,314

		11,487,383

IT Services — 3.4%
DXC Technology Co.	9,419	880,865
Mastercard Inc.	15,219	3,387,902
PayPal Holdings, Inc.*	16,352	1,436,360

		5,705,127

Life Sciences Tools & Services — 1.3%
Illumina Inc.*	5,954	2,185,475

Media — 2.5%
Comcast Corp. (Class A Stock)	37,826	1,339,419
Liberty Global PLC (United Kingdom) (Class C Stock)*	52,832	1,487,749
Twenty-First Century Fox, Inc. (Class A Stock)	30,418	1,409,266

		4,236,434

Multi-Utilities — 0.7%
Ameren Corp.	18,683	1,181,139

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	17,956	1,210,414
Chevron Corp.	24,054	2,941,323
Noble Energy, Inc.	35,630	1,111,300
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	39,105	2,664,615
Suncor Energy, Inc. (Canada)	48,738	1,885,673

		9,813,325

Pharmaceuticals — 9.2%
Allergan PLC	7,680	1,462,886
AstraZeneca PLC (United Kingdom), ADR	79,538	3,147,319
Bristol-Myers Squibb Co.	58,602	3,638,012
Elanco Animal Health, Inc.*	2,848	99,367
Eli Lilly & Co.	22,123	2,374,019
Merck & Co., Inc.	25,493	1,808,473
Pfizer, Inc.	70,555	3,109,359

		15,639,435

Road & Rail — 1.2%
Union Pacific Corp.	12,542	2,042,214

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Ltd.	4,000	986,920
NVIDIA Corp.	10,976	3,084,476
Texas Instruments, Inc.	14,408	1,545,834

		5,617,230

Software — 6.9%
Adobe Systems, Inc.*	9,818	2,650,369
Microsoft Corp.	40,647	4,648,797
PTC, Inc.*	12,898	1,369,639
salesforce.com, Inc.*	19,454	3,093,770

		11,762,575

Specialty Retail — 2.6%
Home Depot, Inc.	8,040	1,665,486
Lowe’s Cos, Inc.	11,222	1,288,510
Ross Stores Inc.	14,872	1,473,815

		4,427,811

Technology Hardware, Storage & Peripheral — 2.3%
Apple, Inc.	17,056	3,850,221

Textiles, Apparel & Luxury Goods — 1.0%
Tapestry, Inc.	35,219	1,770,459

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom), ADR	36,398	789,837

TOTAL COMMON STOCKS (cost $109,019,785)		166,737,551

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,715,373)(a)	3,715,373	3,715,373

TOTAL INVESTMENTS — 100.6% (cost $112,735,158)		170,452,924
Liabilities in excess of other assets — (0.6)%		(1,019,222)

NET ASSETS — 100%		$169,433,702

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,732,739	$—	$—
Air Freight & Logistics	1,479,895	—	—
Automobiles	1,121,831	—	—
Banks	18,164,808	—	—
Biotechnology	2,625,553	—	—
Building Products	576,065	—	—
Capital Markets	1,481,329	—	—
Chemicals	3,025,102	—	—
Communications Equipment	2,352,519	—	—
Consumer Finance	3,596,310	—	—
Diversified Telecommunication Services	1,147,405	—	—
Electric Utilities	4,850,091	—	—
Electrical Equipment	1,832,794	—	—
Electronic Equipment, Instruments & Components	1,327,167	—	—
Energy Equipment & Services	1,516,641	—	—
Equity Real Estate Investment Trusts (REITs)	2,469,441	—	—
Food & Staples Retailing	2,331,410	—	—
Food Products	3,372,839	—	—
Health Care Equipment & Supplies	1,937,473	—	—
Health Care Providers & Services	4,840,705	—	—
Hotels Restaurants & Leisure	6,000,177	—	—
Household Products	1,854,364	—	—
Insurance	4,555,274	—	—
Internet & Direct Marketing Retail	6,036,954	—	—
Internet Software & Services	11,487,383	—	—
IT Services	5,705,127	—	—
Life Sciences Tools & Services	2,185,475	—	—
Media	4,236,434	—	—
Multi-Utilities	1,181,139	—	—
Oil, Gas & Consumable Fuels	9,813,325	—	—
Pharmaceuticals	15,639,435	—	—
Road & Rail	2,042,214	—	—
Semiconductors & Semiconductor Equipment	5,617,230	—	—
Software	11,762,575	—	—
Specialty Retail	4,427,811	—	—
Technology Hardware, Storage & Peripherals	3,850,221	—	—
Textiles, Apparel & Luxury Goods	1,770,459	—	—
Wireless Telecommunication Services	789,837	—	—
Affiliated Mutual Fund	3,715,373	—	—

Total	$170,452,924	$—	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Committee’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Account, including: the Account’s Treasurer (or the Treasurer’s direct reports); and the Account’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date      November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      November 16, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date      November 16, 2018

* Print the name and title of each signing officer under his or her signature.